Leases - Additional Information (Detail)	12 Months Ended
Jun. 30, 2012
Building and Building Improvements | Minimum
Leases Disclosure [Line Items]
Lease term	10 years
Building and Building Improvements | Maximum
Leases Disclosure [Line Items]
Lease term	15 years
Machinery and Equipment | Maximum
Leases Disclosure [Line Items]
Lease term	7 years